Schedule of prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Prepayment for purchases	$ 78,070	$ 138,334
Prepaid sales tax	152,890	88,546
Prepaid cash incentive		46,006
Other prepayments	78,729	246,931
Prepayments	$ 309,689	$ 519,817